Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]	tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and nonrecurring basis in our Consolidated Balance Sheet as of December 31, 2019 and 2018:

	December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$57	$57	$—	$—
Derivative assets	56	—	56	—
Derivative liabilities	(287)	—	(287)	—

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$51	$51	$—	$—
Derivative assets	85	—	85	—
Derivative liabilities	(286)	—	(286)	—

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value in our Consolidated Balance Sheet at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$344	$347	$334	$314
Customer financing notes receivable	283	283	272	265
Short-term borrowings	(2,364)	(2,364)	(1,469)	(1,469)
Long-term debt (excluding finance leases)	(41,199)	(46,202)	(43,996)	(44,003)
Long-term liabilities	(336)	(322)	(508)	(467)
The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2019 and 2018:

	December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$347	$—	$347	$—
Customer financing notes receivable	283	—	283	—
Short-term borrowings	(2,364)	—	—	(2,364)
Long-term debt (excluding finance leases)	(46,202)	—	(45,802)	(400)
Long-term liabilities	(322)	—	(322)	—

	December 31, 2018
(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$314	$—	$314	$—
Customer financing notes receivable	265	—	265	—
Short-term borrowings	(1,469)	—	(1,258)	(211)
Long-term debt (excluding finance leases)	(44,003)	—	(43,620)	(383)
Long-term liabilities	(467)	—	(467)	—